Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash provided by (used in) operating activities	¥ (46,132)	$ (7,071)	¥ (239,544)	¥ 345,590
Net cash provided by investing activities	1,880,363	288,178	(1,085,226)	538,636
Net cash provided by (used in) financing activities	(1,450,657)	(222,323)	(485,070)	(546,511)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(68,761)	(10,538)	5,506	44,624
Net increase (decrease) in cash, cash equivalents and restricted cash	314,813	48,247	(1,804,334)	382,339
Cash, cash equivalents and restricted cash at beginning of year	985,642	151,056	2,789,976	2,407,637
Cash, cash equivalents and restricted cash at end of year	1,300,455	199,303	985,642	2,789,976
Parent Company [Member]
Net cash provided by (used in) operating activities	(2,186)	(335)	(15,258)	243
Net cash provided by investing activities	1,345,523	206,210	375,584	339,955
Net cash provided by (used in) financing activities	(1,453,285)	(222,726)	(494,055)	(526,532)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(121,395)	(18,604)	64,769	66,054
Net increase (decrease) in cash, cash equivalents and restricted cash	(231,343)	(35,455)	(68,960)	(120,280)
Cash, cash equivalents and restricted cash at beginning of year	249,586	38,251	318,546	438,826
Cash, cash equivalents and restricted cash at end of year	¥ 18,243	$ 2,796	¥ 249,586	¥ 318,546